Investment Objectives and Goals	Sep. 30, 2025
Virtus Convertible Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Convertible Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks maximum total return, consisting of capital appreciation and current income.
Virtus Duff & Phelps Water Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Duff & Phelps Water Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Virtus Global Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Global Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks after-inflation capital appreciation and current income.
Virtus International Small-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus International Small-Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks maximum long-term capital appreciation.
Virtus Newfleet Short Duration High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Short Duration High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks a high level of current income with lower volatility than the broader high yield market.
Virtus NFJ Emerging Markets Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus NFJ Emerging Markets Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.